Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2025
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

26. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	253,708,400	379,449,802	54,260,600
Amounts due from subsidiaries	169,208,479	246,160,268	35,200,450
Other current assets	330,527	316,662	45,282
Total current assets	423,247,406	625,926,732	89,506,332
Non-current assets:
Investments in subsidiaries	2,183,092,396	2,093,454,072	299,359,951
Investments in equity securities	34,355,681	-	-
TOTAL ASSETS	2,640,695,483	2,719,380,804	388,866,283

LIABILITIES AND EQUITY
Current liabilities:
Long -term bank loans, current portion	400,000	56,800,000	8,122,292
Amounts due to subsidiaries	925,349,353	886,616,955	126,784,538
Total current liabilities	925,749,353	943,416,955	134,906,830
Non-current liabilities:
Long-term bank loans, non-current portion	256,200,000	199,400,000	28,513,821
Total liabilities	1,181,949,353	1,142,816,955	163,420,651
Shareholders’ Equity:
Class A ordinary shares (USD 0.50 par value per share; 400,000,000 and 400,000,000 shares authorized as of December 31, 2024 and 2025; 66,761,582 and 66,134,416 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	222,587,070	222,587,070	31,829,528
Class B ordinary shares (USD 0.50 par value per share; 100,000,000 and 100,000,000 shares authorized as of December 31, 2024 and 2025; 34,762,909 and 34,762,909 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	115,534,210	115,534,210	16,521,172
Treasury stock	(37,043,116)	(48,054,863)	(6,871,754)
Additional paid-in capital	1,609,972,272	1,566,949,877	224,070,852
Accumulated losses	(458,337,569)	(291,545,544)	(41,690,458)
Accumulated other comprehensive income	6,033,263	11,093,099	1,586,292
Total Shareholders’ Equity	1,458,746,130	1,576,563,849	225,445,632
TOTAL LIABILITIES AND EQUITY	2,640,695,483	2,719,380,804	388,866,283

Condensed statements of operations

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
General and administrative expenses	(6,637,389)	(3,495,501)	(5,582,476)	(798,283)
Interest income	15,128	5,550,006	13,537,392	1,935,821
Interest expense	(4,723,335)	(8,046,920)	(7,681,713)	(1,098,470)
Other income (expense)	19,969,182	(4,815,940)	10,235,172	1,463,610
(Losses) gains on investments in equity securities	7,927,075	(11,463,068)	164,707,612	23,552,875
Share of profit in subsidiaries, net (Note a)	252,765,647	132,273,653	(8,423,963)	(1,204,611)
Net income	269,316,308	110,002,230	166,792,024	23,850,942
Other comprehensive losses, net of tax
- Foreign currency translation adjustments	672,112	(22,374,019)	5,059,836	723,547
- Unrealized (losses) on available-for-sale investments	(2,934)	6,000	-	-
Comprehensive (loss) income	269,985,486	87,634,211	171,851,860	24,574,489

Condensed statements of cash flows

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Net cash (used in) provided by operating activities	(12,424,134)	(5,660,966)	544,584	77,874
Net cash provided by investing activities	(352,234,205)	101,781,775	169,355,480	24,217,512
Net cash provided by financing activities	362,690,064	143,247,486	(29,736,647)	(4,252,284)

Effect of exchange rate changes on cash and cash equivalents and restricted cash	(396,838)	916,355	(14,422,015)	(2,062,321)

Net decrease in cash and cash equivalents and restricted cash	(2,365,113)	240,284,650	125,741,402	17,980,781
Cash and cash equivalents and restricted cash at beginning of the year	15,788,863	13,423,750	253,708,400	36,279,819
Cash and cash equivalents and restricted cash at end of the year	13,423,750	253,708,400	379,449,802	54,260,600

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures, such investment is presented on the balance sheet as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries” on the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.